Leases (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Types of assets which Nomura leases under operating leases
The following table presents the types of assets which Nomura leases under operating leases as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025			September 30, 2025
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥21	¥—	¥21	¥3,433	¥—	¥3,433
Aircraft	2,757	(127)	2,630	10,043	(77)	9,966

Total	¥2,778	¥(127)	¥2,651	¥13,476	¥(77)	¥13,399

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate used by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases
The following table presents an analysis of future undiscounted lease payments receivable in connection with noncancellable operating leases entered into by Nomura as lessor over the remaining lease term as of September 30, 2025. Amounts in connection with finance leases were not significant.

Millions of yen
September 30, 2025
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥863
1 to 2 years	863
2 to 3 years	863
3 to 4 years	863
4 to 5 years	863
More than 5 years	3,936

Total	¥8,251